Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cost:
Cost	$ 680,249	$ 658,921
Accumulated depreciation:	431,933	358,219
Property and equipment, net	248,316	300,702
Equipment [Member]
Cost:
Cost	594,740	575,432
Computers [Member]
Cost:
Cost	34,087	33,122
Office furniture [Member]
Cost:
Cost	27,961	26,906
Leasehold improvements [Member]
Cost:
Cost	$ 23,461	$ 23,461